Note 9 - Subsequent Events	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 5. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

Archimedes Tech SPAC Partners II Co
Notes to Financial Statements
Subsequent Events [Text Block]

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.